Regulatory matters - Schedule of Regulatory Assets and Liabilities (Details) - USD ($) $ in Millions	Jun. 30, 2025	Dec. 31, 2024
Regulatory Liabilities [Line Items]
Total regulatory assets	$ 1,355.7	$ 1,321.0
Less: current regulatory assets	(189.0)	(194.9)
Non-current regulatory assets	1,166.7	1,126.1
Total regulatory liabilities	620.1	636.3
Less: current regulatory liabilities	(71.9)	(76.7)
Non-current regulatory liabilities	548.2	559.6
Income taxes
Regulatory Liabilities [Line Items]
Total regulatory liabilities	248.6	256.7
Cost of removal
Regulatory Liabilities [Line Items]
Total regulatory liabilities	195.0	188.9
Pension and post-employment benefits
Regulatory Liabilities [Line Items]
Total regulatory liabilities	130.8	138.8
Fuel and commodity cost adjustments
Regulatory Liabilities [Line Items]
Total regulatory liabilities	23.2	30.9
Clean energy and other customer programs
Regulatory Liabilities [Line Items]
Total regulatory liabilities	8.0	8.5
Rate adjustment mechanism
Regulatory Liabilities [Line Items]
Total regulatory liabilities	1.6	1.8
Other
Regulatory Liabilities [Line Items]
Total regulatory liabilities	12.9	10.7
Securitized costs, net
Regulatory Liabilities [Line Items]
Total regulatory assets	275.1	285.6
Rate adjustment mechanism
Regulatory Liabilities [Line Items]
Total regulatory assets	190.4	198.2
Deferred capitalized costs
Regulatory Liabilities [Line Items]
Total regulatory assets	211.6	178.4
Fuel and commodity cost adjustments
Regulatory Liabilities [Line Items]
Total regulatory assets	114.5	108.5
Wildfire mitigation and vegetation management
Regulatory Liabilities [Line Items]
Total regulatory assets	125.3	128.3
Income taxes
Regulatory Liabilities [Line Items]
Total regulatory assets	97.4	96.7
Pension and post-employment benefits
Regulatory Liabilities [Line Items]
Total regulatory assets	40.9	51.8
Environmental remediation
Regulatory Liabilities [Line Items]
Total regulatory assets	67.8	62.3
Clean energy and other customer programs
Regulatory Liabilities [Line Items]
Total regulatory assets	42.3	40.5
Debt premium
Regulatory Liabilities [Line Items]
Total regulatory assets	6.7	12.8
Retired generating plant
Regulatory Liabilities [Line Items]
Total regulatory assets	14.0	14.6
Asset retirement obligation
Regulatory Liabilities [Line Items]
Total regulatory assets	11.3	11.7
Cost of removal
Regulatory Liabilities [Line Items]
Total regulatory assets	9.3	9.8
Rate review costs
Regulatory Liabilities [Line Items]
Total regulatory assets	9.9	11.2
Long-term maintenance contract
Regulatory Liabilities [Line Items]
Total regulatory assets	2.0	3.0
Other
Regulatory Liabilities [Line Items]
Total regulatory assets	$ 137.2	$ 107.6